Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Lives (Details) - Image P2P Trading Group Limited [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, plant and equipment, estimated lives	50 years	50 years
Buildings [Member]
Property, plant and equipment, estimated lives	20 years	20 years
Equipment [Member] | Minimum [Member]
Property, plant and equipment, estimated lives	3 years	3 years
Equipment [Member] | Maximum [Member]
Property, plant and equipment, estimated lives	10 years	10 years
Motor Vehicles [Member] | Minimum [Member]
Property, plant and equipment, estimated lives	4 years	4 years
Motor Vehicles [Member] | Maximum [Member]
Property, plant and equipment, estimated lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment, estimated lives	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment, estimated lives	10 years	10 years